Investment in Films and Television Programs	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Investment in Films and Television Programs
3. Investment in Films and Television Programs
The predominant monetization strategy for all of the Company’s investments in films and television programs is on an individual film basis. Total investment in films and television programs is as follows:

	December 31, 2023	March 31, 2023
	(Amounts in millions)
Investment in Films and Television Programs:
Released, net of accumulated amortization	$987.8	$779.9
Completed and not released	296.1	289.8
In progress	561.4	649.1
In development	62.9	67.9

Investment in films and television programs, net	$1,908.2	$1,786.7

At December 31, 2023, acquired film and television libraries have remaining unamortized costs of $233.5 million, which are monetized individually and are being amortized on a straight line basis or the individual-film-forecast method over a weighted-average remaining period of approximately 13.0 years (March 31, 2023—unamortized costs of $132.8 million).

Amortization of investment in film and television programs is $948.1 million and $1,295.6 million for the nine months ended December 31, 2023 and 2022, respectively, and was included in direct operating expense in the combined statements of operations.
Impairments:
Investment in films and television programs includes write-downs to fair value, which are included in direct operating expense on the combined statements of operations, and represented the following amounts by segment for the nine months ended December 31, 2023 and 2022:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Impairments by segment:
Motion Picture	$27.5	$1.1
Television Production	6.6	4.7

	$34.1	$5.8

3. Investment in Films and Television Programs
The predominant monetization strategy for all of the Company’s investments in films and television programs is on an individual film basis. Total investment in films and television programs is as follows:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Investment in Films and Television Programs (1)(2) :
Released, net of accumulated amortization	$779.9	$663.2
Completed and not released	289.8	121.4
In progress	649.1	980.1
In development	67.9	103.2

Investment in films and television programs, net	$1,786.7	$1,867.9

(1)	At March 31, 2023, the unamortized balance related to completed and not released and in progress theatrical films was $561.5 million.
(2)
Production tax credits reduced total investment in films and television programs by $181.2 million during the year ended March 31, 2023, which resulted in a reduction of direct operating expense related to the amortization of investment in films and television programs cost of approximately $84.3 million for the year ended March 31, 2023.

At March 31, 2023, acquired film and television libraries have remaining unamortized costs of $132.8 million, which are monetized individually and are being amortized using the individual-film-forecast method over a remaining period of approximately 18.2 years (March 31, 2022—unamortized costs of $149.9 million).
Amortization of investment in film and television programs was $1,649.3 million, $1,497.5 million and $746.0 million for the years ended March 31, 2023, 2022 and 2021, respectively, and was included in direct operating expense in the combined statements of operations.
The table below summarizes estimated future amortization expense for the Company’s investment in film and television programs as of March 31, 2023:

	Year Ending March 31,
	2024	2025	2026

	(Amounts in millions)
Estimated future amortization expense:
Released investment in films and television programs	$369.3	$108.1	$82.7
Completed and not released investment in films and television programs	$170.4	n/a	n/a
Impairments.
Investment in films and television programs includes write-downs to fair value, which are included in direct operating expense on the combined statements of operations, and represented the following amounts by segment for the years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Impairments by segment:
Motion Picture	$6.2	$1.2	$19.4
Television Production	4.6	34.9	10.3
Impairments not included in segment operating results (1)	—	—	15.4

	$10.8	$36.1	$45.1

(1)	Fiscal 2021: Represents impairment charges as a result of changes in performance expectations associated with the circumstances associated with the COVID-19 global pandemic.
Of the impairments not included in segment operating results, none, none and $15.4 million for fiscal 2023, 2022 and 2021, respectively, related to motion picture titles.
See Note 15 and Note 16 for
COVID-19
related charges included in direct operating expense.